Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 14,586,984	$ 12,091,762
Cost of revenues	12,661,580	10,149,305
Gross Profit	1,925,404	1,942,457
Operating expenses
Selling and marketing expenses	423,358	338,080
General and administrative expenses	796,048	1,701,458
Research and development expenses	1,320,313	1,053,921
Total operating expenses	2,539,719	3,093,459
Operating loss	(614,315)	(1,151,002)
Other (expenses)/income
Interest expense	(60,464)	(1,437,601)
Gain on disposal of subsidiaries		50,545
Other (expenses)/income	(478,784)	86,714
Total other (expenses)/income, net	(539,248)	(1,300,342)
Loss before income tax expense	(1,153,563)	(2,451,344)
Income tax (benefit)/expense	(75,118)	170,825
Net Loss	(1,078,445)	(2,622,169)
Foreign currency translation adjustments	250,532	176,222
Total comprehensive loss	$ (827,913)	$ (2,445,947)
Net loss per share, basic	$ (0.07)	$ (0.28)
Net loss per share, diluted	$ (0.07)	$ (0.28)
Weighted average shares outstanding, basic	14,678,842	9,368,223
Weighted average shares outstanding, diluted	14,678,842	9,368,223